Discontinued Operations	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Discontinued Operations
Discontinued Operations and Assets Held for Sale

The amounts described in the following paragraphs and tables have been reclassified from the previously filed consolidated financial statements to reflect the reclassification of the operations of certain properties to discontinued operations. The results of operations for properties sold or classified as held for sale in the first nine months of 2011 have been reclassified as income from discontinued operations for the years ended December 31, 2010, 2009 and 2008 in the consolidated statements of operations. Of the 14 properties sold during the period January 1, 2011 through September 30, 2011, eight properties were classified as held for sale as of December 31, 2010.
The following table illustrates the number of properties in discontinued operations:

	Held for Sale as of September 30, 2011	Sold in 2011	Sold in 2010	Sold in 2009	Sold in 2008	Total

Office	3	11	11	5	4	34
Industrial	—	3	6	—	4	13
Retail	—	—	2	—	—	2
	3	14	19	5	8	49
We allocate interest expense to discontinued operations and have included such interest expense in computing income from discontinued operations. Interest expense allocable to discontinued operations includes interest on any secured debt for properties included in discontinued operations and an allocable share of our consolidated unsecured interest expense for unencumbered properties. The allocation of unsecured interest expense to discontinued operations was based upon the gross book value of the unencumbered real estate assets included in discontinued operations as it related to the total gross book value of our unencumbered real estate assets.
The following table illustrates operations of the buildings reflected in discontinued operations for the years ended December 31 (in thousands):

	2010	2009	2008
Revenues	$48,437	$67,702	$87,529
Operating expenses	(19,292)	(25,234)	(31,053)
Depreciation and amortization	(13,395)	(19,161)	(25,208)
Operating income	15,750	23,307	31,268
Interest expense	(12,115)	(17,252)	(21,487)
Income before impairment charges and gain on sales	3,635	6,055	9,781
Impairment charges	—	(27,206)	(1,266)
Gain on sale of depreciable properties	33,054	6,786	16,961
Income (loss) from discontinued operations	$36,689	$(14,365)	$25,476

Dividends on preferred shares and adjustments for repurchase of preferred shares are allocated entirely to continuing operations. The following table illustrates the allocation of the income (loss) attributable to common shareholders between continuing operations and discontinued operations, reflecting an allocation of income or loss attributable to noncontrolling interests between continuing and discontinued operations, for the years ended December 31, 2010, 2009 and 2008, respectively (in thousands):

	2010	2009	2008
Income (loss) from continuing operations attributable to common shareholders	$(49,906)	$(319,698)	$26,188
Income (loss) from discontinued operations attributable to common shareholders	35,798	(13,903)	24,220
Net income (loss) attributable to common shareholders	$(14,108)	$(333,601)	$50,408
At December 31, 2010, we classified nine properties as held-for-sale, which were included in discontinued operations. Additionally, we have classified 15 in-service properties as held-for-sale, but have included the results of operations of these properties in continuing operations, either based on our present intention to sell the properties to entities in which we will retain a minority equity ownership interest or because of continuing involvement through a management agreement. The following table illustrates aggregate balance sheet information of the aforementioned nine properties included in discontinued operations, as well as the 15 held-for-sale properties whose results are included in continuing operations at December 31, 2010 (in thousands):

	Properties Included in Discontinued Operations	Properties Included in Continuing Operations	Total Held-for-Sale Properties
Balance Sheet:
Real estate investment, net	$89,643	$265,049	$354,692
Other assets	9,557	30,038	39,595
Total assets held-for-sale	$99,200	$295,087	$394,287

Accrued expenses	$2,936	$6,679	$9,615
Other liabilities	1,789	3,328	5,117
Total liabilities held-for-sale	$4,725	$10,007	$14,732